Stock-Based Compensation - Restricted Stock Units and Performance Stock Units (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Stock-Based Compensation
Unvested, number (in shares) | shares	1,657,978
Unvested , weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.41
Granted, number (in shares) | shares	2,164,377
Granted , weighted average grant date fair value (in dollars per share) | $ / shares	$ 12.56
Vested , number (in shares) | shares	(725,038)
Vested , weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.48
Forfeited, number (in shares) | shares	(149,268)
Forfeited , weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.32
Unvested , number (in shares) | shares	2,948,049
Unvested , weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.82